Annual Total Returns - Gold Portfolio [BarChart] - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Gold Portfolio - Gold Portfolio	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(16.34%)
Annual Return 2012	(12.43%)
Annual Return 2013	(51.41%)
Annual Return 2014	(8.51%)
Annual Return 2015	(17.88%)
Annual Return 2016	47.28%
Annual Return 2017	8.63%
Annual Return 2018	(13.00%)
Annual Return 2019	35.50%
Annual Return 2020	26.85%